FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Long-term investments	$ 4,246	$ 4,151
Amounts receivable	12,146	12,003
MXN [Member]
Statement [Line Items]
Cash	22,483	29,172
Due from related parties	4,104	4,026
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	9,809	11,461
Accounts payable and accrued liabilities	(61,583)	(73,792)
Due to related parties	0	0
Finance lease obligations	(3,047)	(4,320)
Net exposure	(28,234)	(33,453)
US dollar equivalent	(1,558)	(1,863)
CDN [Member]
Statement [Line Items]
Cash	2,814	1,710
Due from related parties	0	0
Long-term investments	5,918	5,690
Reclamation bonds	6	6
Amounts receivable	31	30
Accounts payable and accrued liabilities	(232)	(311)
Due to related parties	(135)	(135)
Finance lease obligations	(402)	(430)
Net exposure	8,000	6,560
US dollar equivalent	$ 5,738	$ 4,785